Long Term Deposits and Other Assets - Schedule of Long Term Deposits and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Long Term Deposits and Other Assets [Abstract]
Rent deposits	¥ 269	$ 37	¥ 457
Advertising deposits	637	87	269
Long term deposits and other assets	¥ 906	$ 124	¥ 726